Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Schedule of Guarantor Obligations [Table Text Block]

Credit Extension Commitments

	December 31, 2011
(Dollars in millions)	Expire in One Year or Less	Expire After One Year Through Three Years	Expire After Three Years Through Five Years	Expire After Five Years	Total
Notional amount of credit extension commitments
Loan commitments	$96,291	$85,413	$120,770	$15,009	$317,483
Home equity lines of credit	1,679	7,765	20,963	37,066	67,473
Standby letters of credit and financial guarantees (1)	26,965	18,932	6,433	5,505	57,835
Letters of credit	2,828	27	5	383	3,243
Legally binding commitments	127,763	112,137	148,171	57,963	446,034
Credit card lines (2)	449,097	—	—	—	449,097
Total credit extension commitments	$576,860	$112,137	$148,171	$57,963	$895,131

	December 31, 2010
Notional amount of credit extension commitments
Loan commitments	$152,926	$144,461	$43,465	$16,172	$357,024
Home equity lines of credit	1,722	4,290	18,207	55,886	80,105
Standby letters of credit and financial guarantees (1)	35,275	18,940	4,144	5,897	64,256
Letters of credit (3)	3,698	110	—	874	4,682
Legally binding commitments	193,621	167,801	65,816	78,829	506,067
Credit card lines (2)	497,068	—	—	—	497,068
Total credit extension commitments	$690,689	$167,801	$65,816	$78,829	$1,003,135

(1)
The notional amounts of SBLCs and financial guarantees classified as investment grade and non-investment grade based on the credit quality of the underlying reference name within the instrument were $39.2 billion and $17.8 billion at December 31, 2011 and $41.1 billion and $22.4 billion at December 31, 2010. Amount includes consumer SBLCs of $859 million at December 31, 2011.

(2)	Includes business card unused lines of credit.

(3)	Amount includes $849 million of consumer letters of credit and $3.8 billion of commercial letters of credit at December 31, 2010.